UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas   April 26, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total:  $47,781 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
BPZ RESOURCES                 BONDS             055639108   1471  1610000    PRN       SOLE                 1610000     0     0
ASBURY AUTOMOTIVE             EQUITY            043436104   2430  90000       SH       SOLE                 90000       0     0
CASH AMERICA INVESTMENTS      EQUITY            14754D100   3748  78200       SH       SOLE                 100000      0     0
EMULEX CORP.                  EQUITY            292475209   2301  221723      SH       SOLE                 221723      0     0
ENDEAVOR INTERNATIONAL CORP   EQUITY            29259G200   1820  153600      SH       SOLE                 153600      0     0
ENERGY PARTNERS LTD           EQUITY            29270U303   2960  178198      SH       SOLE                 178198      0     0
FURMANITE CORPORATION         EQUITY            361086101   1245  193900      SH       SOLE                 193900      0     0
GLU MOBILE INC.               EQUITY            379890106   1765  363900      SH       SOLE                 363900      0     0
GASTAR EXPLORATION            EQUITY            367299203   2290  765728      SH       SOLE                 765728      0     0
HOUSTON AMERICAN ENERGY CORP  OPTION            C00007500   783   150000      SH  CALL SOLE                 150000      0     0
KOSMOS ENERGY LTD             EQUITY            G5315B107   1456  110000      SH       SOLE                 110000      0     0
LSB INDUSTRIES                EQUITY            502160104   1143  29357       SH       SOLE                 29357       0     0
NATIONAL CINEMEDIA INC        EQUITY            635309107   2393  156400      SH       SOLE                 156400      0     0
NETSPEND HOLDINGS             EQUITY            64118V106   1979  255000      SH       SOLE                 255000      0     0
OMNIAMERICAN BANCORP INC      EQUITY            68216R107   254   13100       SH       SOLE                 13100       0     0
OBAGI MEDICAL PRODUCTS        EQUITY            67423R108   3097  231151      SH       SOLE                 231151      0     0
PENSKE AUTOMOTIVE             EQUITY            70959W103   2956  120000      SH       SOLE                 120000      0     0
RUSH ENTERPRISES INC          EQUITY            781846209   2447  115295      SH       SOLE                 115295      0     0
SAFEGUARD SCIENTIFICS INC     EQUITY            786449207   3517  204500      SH       SOLE                 204500      0     0
SUNOPTA INC                   EQUITY            8676EP108   2193  400831      SH       SOLE                 400831      0     0
PROSHARES ULTRA               FUND              74347R297   2045  100000      SH       SOLE                 100000      0     0
VENOCO INC                    EQUITY            92275P307   1612  148700      SH       SOLE                 148700      0     0
VIEWPOINT FINANCIAL GROUP     EQUITY            92672A101   1876  122000      SH       SOLE                 122000      0     0
    Page Column Totals                                      47781